Financial Expenses (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Expenses
Interest on lease liabilities	kr (388)	kr (307)
Other interest expenses	(5)	(18)
Exchange rate differences	(53,267)	(2,383)
Changes in FX options measured at fair value	(3,318)	(2,700)
Total	kr (56,978)	kr (5,408)